Inventory (Tables)	6 Months Ended
Jun. 30, 2019
Inventory [Abstract]
Schedule Of Inventory

	June 30, 2019	December 31, 2018
Finished goods	$1,440	$948
Raw materials	662	401
	$2,102	$1,349